Note 9 - Amounts Payable (Details Textual) - CAD ($)	7 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2020
Statement Line Items [Line Items]
Repayments of current borrowings	$ 250,000	$ 500,000